Subsequent Events (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		6 Months Ended
	Oct. 15, 2021 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Jun. 30, 2025 CNY (¥)
Subsequent Events [Line Items]
Outstanding compensation plaintiff				¥ 892
Rent paid	¥ 3,000	¥ 3,245	$ 457	7,608
Liquidated damages				619
Shanghai Jiehuan Intelligent Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Outstanding debt				5,800
Rent paid				¥ 7,608